Defined Benefit Plans - Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	4.00%	6.00%
Debt instruments	22.00%	34.00%
Other	11.00%	11.00%
Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member] | Aegon United States of America [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	22.00%
Debt instruments	42.00%
Other	22.00%
Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member] | Aegon United States of America [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	30.00%
Debt instruments	53.00%
Other	31.00%